Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 220	$ 221
Increase based on tax positions related to current year	21	21
Increase (decrease) based on tax positions of prior years	7	(52)
Increase related to acquisitions		44
Settlements	(2)	(2)
Statute expirations	(17)	(8)
Foreign currency translation	14	(4)
Balance, ending of year	$ 243	$ 220